Commitments and Contingencies (Details Narrative) (10K) - USD ($)														12 Months Ended
		Oct. 08, 2019	Sep. 21, 2019	Jul. 26, 2019	May 31, 2019	Mar. 26, 2019	Jan. 18, 2019	Jan. 18, 2019	Dec. 02, 2018	Nov. 27, 2018	Oct. 08, 2018	Sep. 21, 2018	Jun. 04, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2020	May 30, 2018
Number of common stock shares issued									2,005	3,334			1,500,000
Proceeds from convertible notes	[1]														$ 2,603,750
Warrants exercise price																		$ 6.00
Common stock par value														$ 0.00001	$ 0.00001		$ 0.00001	$ 0.00001
New Employment Agreement [Member]
Annual base salary				$ 350,000
New Employment Agreement [Member] | Existing Options [Member]
Number of common stock shares issued				184,500
Common stock par value				$ 0.00001
Agreement description				In connection with entering into the New Employment Agreement, Dr. Glickman's existing one hundred and eighty four thousand five hundred (184,500) options ("Existing Options") to purchase Company common stock, $0.00001 par value per share (the "Common Stock") at ten dollars ($10.00) per share until October 1, 2026, were repriced to two dollars ($2.00) per share.
New Employment Agreement [Member] | New Options [Member]
Number of common stock shares issued				180,000
Agreement description				In connection to the New Employment Agreement shall be granted stock options ("New Options") for the right to purchase one hundred and eighty thousand (180,000) Common Stock at a price equal to two dollars ($2.00) per share exercisable until July 26, 2029, which shall vest quarterly over a three (3) year period, and shall be granted in accordance with the Hancock Jaffe 2016 Omnibus Incentive Plan (the "Option Plan"), and shall be subject to such other terms and conditions as are set forth in the Option Plan and the option agreement issued pursuant to the Option Plan.
Modification and excess fair value options vested				$ 20,295
Agreement term				3 years
Fair value of option grants				$ 28,800
Allen Boxer and Donna Mason [Member]
Proceeds from convertible notes															$ 5,600,000	$ 5,600,000
Number of restricted shares of common stock					157,000
Warrants term					5 years
Warrants to purchase of common stock					150,000
Warrants exercise price					$ 6.00
Hancock Jaffe Laboratory Aesthetics, Inc [Member]
Ownership percentage														28.00%
ATSCO, Inc [Member]
Payment on legal cost			$ 809,520					$ 810,055				$ 809,520
Payment for legal settlements								188,000
Product liability contingency unasserted claims								$ 500,000
Number of common stock shares issued			120,000					120,000
Litigation interest and legal costs seeking payment						$ 1,606,820
ATSCO, Inc [Member] | Hancock Jaffe Laboratory Aesthetics, Inc [Member]
Number of common stock shares issued							188,000
Ownership percentage							28.00%	28.00%
Gusrae Kaplan Nusbaum PLLC [Member]
Litigation interest and legal costs seeking payment		$ 178,926									$ 178,926

[1]	Net of cash offering costs of $293,750.